WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 10 – WARRANTS

In December 2015, in connection with a private placement of our securities, we issued an aggregate of 682,845 common stock purchase warrants, including 649,901 to investors; and 32,944 to placement agents. The warrants were issued with an exercise price of $9.00 per share. The Company assessed these outstanding equity-linked financial instruments and concluded that the warrants are subject to derivative accounting (see Note 6). Transactions involving our equity-classified warrants are summarized as follows:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value (in
	shares	price	term (in years)	thousands)
Outstanding at December 31, 2015	1,409,248	$23.70
Forfeited	(73,782)	$96.90
Outstanding at September 30, 2016	1,335,466	$19.80	2.1	$—

Exercisable at September 30, 2016	1,335,466	$19.80	2.1	$—

During the nine months ended September 30, 2016, no warrants were exercised. During the nine months ended September 30, 2015, 11,239 warrants were exercised into an equivalent number of common shares for which we received approximately $287,000 in proceeds. The following table summarizes outstanding common stock purchase warrants as of September 30, 2016:

		Weighted-
		average
	Number of	exercise
	shares	price	Expiration

Issued to consultants	27,200	$40.20	December 2016 through November 2020
Issued pursuant to 2012 financings	9,879	$90.00	December 2017
Issued pursuant to 2013 financings	145,874	$59.10	December 2017 through August 2018
Issued pursuant to 2014 financings	362,756	$24.60	December 2016 through June 2019
Issued pursuant to 2014 financings	789,757	$8.70	January 2017 through December 2020
	1,335,466	19.80

During the nine months ended September 30, 2016, no warrants were issued to consultants. During the nine months ended September 30, 2015, we issued warrants to consultants to purchase 7,500 shares of common stock as compensation for business and advisory services. The common stock purchase warrants have an exercise price of $19.50 per share, are immediately exercisable and expire on the five-year anniversary of the date of issuance. The per share weighted-average fair value of the warrants granted to consultants during 2015 was estimated at $9.00 per share on the date of grant.

Total stock-based compensation expense of approximately $0 and $67,000 was recognized for warrants and included in the statement of operations for the nine months ended September 30, 2016 and 2015, respectively.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the nine months ended September 30, 2015:

Volatility	72.7%
Expected term (years)	1.7
Risk-free interest rate	0.6%
Dividend yield	0%

NOTE 12 — WARRANTS

Transactions involving our warrants are summarized as follows:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)

Outstanding at December 31, 2013	340,553	$76.80
Granted	382,262	$28.50
Forfeited	(59,551)	$85.50	2.8	$8.4

Outstanding at December 31, 2014	663,264	$48.30
Granted	941,841	$8.10
Exercised	(153,322)	$5.70
Forfeited	(42,535)	$93.60
Outstanding at December 31, 2015	1,409,248	$23.70	2.7	$14.6

Exercisable at December 31, 2015	1,409,248	$23.70	2.7	$14.6

During the year ended December 31, 2015, 153,322 warrants were exercised into an equivalent number of common shares for which we received approximately $926,000 in proceeds. During the year ended December 31, 2014, no warrants were exercised into common shares.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2015:

		Weighted
		Average
	Number of	Exercise
	shares	price	Expiration
Issued to consultants	36,422	$54.00	March 2016 through November 2020
Issued pursuant to 2011 financings	64,560	$97.20	January 2016 through April 2016
Issued pursuant to 2012 financings	9,879	$90.00	December 2017
Issued pursuant to 2013 financings	145,874	$59.10	December 2017 through August 2018
Issued pursuant to 2014 financings	362,756	$27.90	December 2016 through June 2019
Issued pursuant to 2015 financings	789,757	$8.70	January 2017 through December 2020
	1,409,248

During 2015, the Company issued warrants to consultants to purchase 10,000 at a weighted-average fair value of $7.80 per share on the date of grant. The common stock purchase warrants have exercise prices of between $10.50 and $19.50 per share, are immediately exercisable and expire on the five-year anniversary of the date of issuance. During 2015, total stock-based compensation expense of approximately $78,000, was recognized using the straight-line method in the statement of losses for warrants issued to consultants.

During 2014, the Company issued warrants to consultants to purchase 8,267 at a weighted-average fair value of $10.80 per share on the date of grant. During 2014, total stock-based compensation expense of approximately $89,000, was recognized using the straight-line method in the statement of losses for warrants issued to consultants. The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the equity-classified warrants issued for services:

	Year Ended December 31,
	2015	2014
Volatility	72.6%	51.1%
Expected term (years)	1.8	2.0
Risk-free interest rate	0.6%	0.5%
Dividend yield	None	None

In December 2015, in connection with a private placement, we issued an aggregate of 682,845 common stock purchase warrants, including 649,901 to investors; and 32,944 to placement agents. The warrants were issued with an exercise price of $9.00 per share. The Company assessed these outstanding equity-linked financial instruments and concluded that the warrants are subject to derivative accounting (see Note 8).

In July 2015, also in connection with a private placement, we issued an aggregate of 248,995 common stock purchase warrants, including 239,419 to investors; and 9,577 to placement agents. The warrants were issued with exercise prices between $21.00 and $24.00 per share.

In June 2014, in connection with a registered offering, we issued an aggregate of 357,891 common stock purchase warrants, including 346,997 issued to investors and 10,894 issued to the placement agents. The warrants were issued with exercise prices between $25.50 and $34.50 per share. In 2015, we amended 127,560 of the Series B and 138,799 of the Series C warrants in order to extend their respective term to December 31, 2016, and reduce their exercise price to $21.00 per share. Additionally, we issued 16,104 common stock purchase warrants to investors in a June 2014 private placement. The warrants have an exercise price of $34.50 per share.

In June 2014, in connection with our registered offering, we issued an aggregate of 357,891 common stock purchase warrants, including 346,997 issued to investors and 10,894 issued to the placement agents. The warrants were issued with exercise prices between $25.50 and $34.50 per share. Additionally, we also issued 16,104 common stock purchase warrants to investors in our June 2014 private placement. The warrants have an exercise price of $34.50 per share.